Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allspring Managed Account CoreBuilder Shares Series EM | CoreBuilder Shares - Series EM | Series EM
Prospectus [Line Items]
Annual Return [Percent]	20.81%	2.14%	14.63%